Income taxes (Details 5) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	₨ 4,400	₨ 9,865
Recognized in income statement	2,085	3,052
Recognized in OCI	383	(34)
Acquired in business combination		(8,483)
Balance, at the end	6,868	4,400
Inventories [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	4,626	4,372
Recognized in income statement	2,004	254
Recognized in OCI	0	0
Acquired in business combination		0
Balance, at the end	6,630	4,626
Trade and other receivables [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	8,390	5,815
Recognized in income statement	1,247	2,575
Recognized in OCI	0	0
Acquired in business combination		0
Balance, at the end	9,637	8,390
Operating/other tax loss carry-forward [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	2,844	2,398
Recognized in income statement	347	446
Recognized in OCI	0	0
Acquired in business combination		0
Balance, at the end	3,191	2,844
Other current assets and other current liabilities, net [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	541	645
Recognized in income statement	292	(104)
Recognized in OCI	0	0
Acquired in business combination		0
Balance, at the end	833	541
Lease Liabilities [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	1,205	854
Recognized in income statement	2,313	351
Recognized in OCI	0	0
Acquired in business combination		0
Balance, at the end	3,518	1,205
Right of use asset [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(1,102)	(750)
Recognized in income statement	(2,015)	(352)
Recognized in OCI	0	0
Acquired in business combination		0
Balance, at the end	(3,117)	(1,102)
Property, plant and equipment [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(5,067)	(3,621)
Recognized in income statement	(1,023)	(1,446)
Recognized in OCI	0	0
Acquired in business combination		0
Balance, at the end	(6,090)	(5,067)
Other intangible assets [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(7,050)	102
Recognized in income statement	(1,025)	1,331
Recognized in OCI	0	0
Acquired in business combination		(8,483)
Balance, at the end	(8,075)	(7,050)
Others [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	13	50
Recognized in income statement	(55)	(3)
Recognized in OCI	383	(34)
Acquired in business combination		0
Balance, at the end	₨ 341	₨ 13